UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

WESTERN ASSET / CITISM INSTITUTIONAL U.S. TREASURY RESERVES
(FORMERLY KNOWN AS CITISM INSTITUTIONAL U.S. TREASURY RESERVES)

FORM N-Q
MAY 31, 2009

Notes to Schedule of Investments (unaudited)

Investments in U.S. Treasury Reserves Portfolio, at value $22,089,927,511

1. Organization and Significant Accounting Policies

Western Asset / CitiSM Institutional U.S. Treasury Reserves (formerly known as CitiSM Institutional U.S. Treasury Reserves) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Fund invests all of its investable assets in the U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (75.3% at May 31, 2009) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

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U.S. Treasury Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 103.9%
U.S. Government Obligations — 2.8%
	U.S. Treasury Notes:
$38,000,000	4.000% due 6/15/09	$38,054,461
367,000,000	4.875% due 6/30/09	368,354,132
100,000,000	3.625% due 7/15/09	100,412,500
50,000,000	4.625% due 7/31/09	50,259,196
150,000,000	4.000% due 8/31/09	151,417,970
100,000,000	3.250% due 12/31/09	101,477,280
	Total U.S. Government Obligations
	(Cost — $809,975,539)	809,975,539
U.S. Treasury Bills — 101.1%
	U.S. Treasury Bills:
4,428,434,000	0.145% - 2.448% due 6/4/09 (a)	4,428,306,521
3,272,113,000	0.140% - 0.300% due 6/11/09 (a)	3,271,948,854
3,625,000,000	0.105% - 0.270% due 6/18/09 (a)	3,624,728,943
500,000,000	1.363% due 6/24/09 (a)	499,568,750
2,050,000,000	0.120% - 0.285% due 6/25/09 (a)	2,049,806,839
825,000,000	0.195% - 2.350% due 7/2/09 (a)	824,692,260
165,700,000	0.200% - 0.220% due 7/9/09 (a)	165,662,908
1,600,000,000	0.150% - 0.180% due 7/16/09 (a)	1,599,677,498
2,335,100,000	0.115% - 0.200% due 7/23/09 (a)	2,334,549,354
2,425,000,000	0.160% - 2.355% due 7/30/09 (a)	2,423,420,520
1,000,000,000	0.130% - 0.391% due 8/6/09 (a)	999,605,832
250,000,000	0.481% due 8/13/09 (a)	249,756,666
469,518,000	0.185% - 0.471% due 8/20/09 (a)	469,166,643
350,000,000	0.496% due 8/27/09 (a)	349,581,312
250,000,000	0.441% due 9/3/09 (a)	249,712,778
450,000,000	0.451% - 0.461% due 9/10/09 (a)	449,424,860
474,000,000	0.391% - 0.421% due 9/15/09 (a)	473,433,606
250,000,000	0.446% due 9/17/09 (a)	249,666,250
313,350,000	0.391% - 1.958% due 9/24/09 (a)	312,470,868
235,000,000	0.411% - 0.421% due 10/1/09 (a)	234,668,906
324,834,000	0.250% - 0.421% due 10/8/09 (a)	324,443,871
413,550,000	0.321% - 0.371% due 10/15/09 (a)	412,990,837
1,171,350,000	0.310% - 0.989% due 10/22/09 (a)	1,169,135,305
550,000,000	0.305% due 10/29/09 (a)	549,301,044
500,000,000	0.331% due 11/5/09 (a)	499,280,418
250,000,000	0.305% due 11/12/09 (a)	249,652,640
273,000,000	0.295% - 1.051% due 11/19/09 (a)	272,293,817
250,000,000	0.300% due 11/27/09 (a)	249,627,083
150,000,000	0.709% due 12/17/09 (a)	149,415,437
100,000,000	0.614% due 2/11/10 (a)	99,567,916
75,000,000	0.705% due 3/11/10 (a)	74,587,292
46,840,000	0.502% due 4/1/10 (a)	46,642,231
100,000,000	0.594% due 4/8/10 (a)	99,490,305
200,000,000	0.533% due 5/6/10 (a)	199,001,833
	Total U.S. Treasury Bills
	(Cost — $29,655,280,197)	29,655,280,197
	TOTAL INVESTMENTS — 103.9% (Cost — $30,465,255,736#)	30,465,255,736
	Liabilities in Excess of Other Assets — (3.9)%	(1,142,335,190)
	TOTAL NET ASSETS — 100.0%	$29,322,920,546

(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a no load, diversified investment series of Master Portfolio Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. At May 31, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	May 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$30,465,255,736	-	$30,465,255,736	-

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Recent Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

*     *     *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio's financial statement disclosures.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	July 24, 2009